Financial instruments - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ (682,787)	R$ 3,559,286
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	677,720	3,227,743
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	63,904	80,516
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(1,424,411)	251,027
Zero cost collar (R$ x U.S.$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	580,961	2,987,953
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	39,368	155,458
NDF (€ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	57,391	84,332
Swap VLSFO/other | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	63,904	80,516
Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(1,562,218)	(438,417)
Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(14,722)	256,683
Swap IPCA to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement		21,139
Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(221,462)	(104,827)
Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	800
Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(22,911)	7,729
Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 396,102	R$ 508,720